Related Party Transactions_Profit And Loss Arising From Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
KB Insurance Co., Ltd.
Related Party Transactions [Abstract]
Interest income			₩ 12	₩ 63
Interest expense			202	1,057
Fee and commission income			8,994	20,321
Fee and commission expense			1,021	508
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)			796	4,822
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)			18,717	3,701
Other operating income			16,743	12,972
Other operating expense			633	6,406
General and administrative expenses			5,601	14,244
Reversal for credit loss				119
Provision for credit loss			12
Other non-operating income			₩ 51	110
Other non-operating expense				₩ 74
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Balhae Infrastructure Fund
Related Party Transactions [Abstract]
Fee and commission income		₩ 6,691	₩ 7,162	₩ 8,440
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		1,708	1,669
Korea Credit Bureau Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		127	132	92
Fee and commission income		1,194	1,374	1,648
Fee and commission expense		1,909	2,645	1,948
Other operating expense		4
General and administrative expenses			2,202	1,968
Provision for credit loss			1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		22	22
Deposits		15,674	25,513
Provisions			1
Other liabilities		98	469
KoFC KBIC Frontier Champ 2010-5(PEF)
Related Party Transactions [Abstract]
Fee and commission income		197	216	457
KB GwS Private Securities Investment Trust
Related Party Transactions [Abstract]
Fee and commission income		851	851	896
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		641	641
Incheon Bridge Co., Ltd.
Related Party Transactions [Abstract]
Interest income		9,426	25,511	14,534
Interest expense		296	292	369
Fee and commission income		9
Fee and commission expense		2
Insurance income		365	162
Reversal for credit loss		6	43
Provision for credit loss		1		31
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		32,882
Loans at amortied cost (Gross amount)		158,206	200,414
Allowances for loan losses		15	288
Other assets		736	710
Deposits		43,666	48,795
Provisions		10	3
Insurance contract liabilities		113	189
Other liabilities		24	29
Jaeyang Industry Co., Ltd.
Related Party Transactions [Abstract]
Interest income			98
Reversal for credit loss			6	37
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Related Party Transactions [Abstract]
Interest expense				10
Fee and commission income		210	481	212
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		90	176
Aju Good Technology Venture Fund
Related Party Transactions [Abstract]
Interest expense		30	14	4
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		6,439	2,771
Other liabilities		2	1
KB Star Office Private Real Estate Investment Trust No.1
Related Party Transactions [Abstract]
Interest income		370	370	371
Interest expense		93	63	87
Fee and commission income		435	435	436
Provision for credit loss			3
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		10,000	10,000
Allowances for loan losses		4	3
Other assets		136	136
Deposits		7,946	6,962
Other liabilities		58	45
RAND Bio Science Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		3	16	14
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		1	1
Deposits		232	1,032
Other liabilities			4
Inno Lending Co., Ltd.
Related Party Transactions [Abstract]
Interest expense			1
Fee and commission income		₩ 1	3
Other non-operating expense				₩ 20
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)			2
Deposits			₩ 41
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.
KBIC Private Equity Fund No. 3
Related Party Transactions [Abstract]
Interest expense				₩ 12
Fee and commission income			₩ 38	₩ 260
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
SY Auto Capital Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 1,279	₩ 828	₩ 718
Interest expense			22	19
Fee and commission income		73	47
Fee and commission expense		840	2,956
Insurance income		33	29
Other operating income		621	731	1,606
Other operating expense		415	128	153
Reversal for credit loss			32
Provision for credit loss		14		61
Other non-operating income			51	₩ 250
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		48,356	40,057
Allowances for loan losses		18
Other assets		94	51
Deposits		5	6
Provisions		11	29
Insurance contract liabilities		6	8
Other liabilities		₩ 102	₩ 349
Description Of Transactions With Related Party		The Group purchased installment financial assets from SY Auto Capital Co., Ltd. amounts to KRW 881,502 million for the years ended December 31, 2018	The Group purchased installment financial assets from SY Auto Capital Co., Ltd. amounts to KRW 838,010 million for the years ended December 31, 2017
Kyobo 7 Special Purpose Acquisition Co., Ltd.
Related Party Transactions [Abstract]
Interest expense			₩ 1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Food Factory Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 9	₩ 24
Fee and commission expense		1
Insurance income		5	3
Gains on financial assets/liabilities at fair value through profit or loss		30
Reversal for credit loss		1
Provision for credit loss		1	44
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		530
Loans at amortied cost (Gross amount)		200	679
Allowances for loan losses		1	44
Other assets		1	1
Deposits		68	1
Insurance contract liabilities		3	3
KB Pre IPO Secondary Venture Fund 1st
Related Party Transactions [Abstract]
Interest expense		27	60
Fee and commission income		110	83
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets			28
Deposits		1,115	2,690
Other liabilities		1	6
Builton Co., Ltd.
Related Party Transactions [Abstract]
Interest income		4
Insurance income		2	1
Losses on financial assets/liabilities at fair value through profit or loss		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		399
Loans at amortied cost (Gross amount)		2	1
Other assets		1
Deposits		7	26
Insurance contract liabilities		1	1
KB Private Equity Fund III
Related Party Transactions [Abstract]
Fee and commission income		521	457
Wise Asset Management Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		9	5
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		696	340
Other liabilities		2	1
Acts Co., Ltd.
Related Party Transactions [Abstract]
Interest income			249
Insurance income		2	2
Losses on financial assets/liabilities at fair value through profit or loss		1,851
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)			220
General and administrative expenses			150
Provision for credit loss			66
Other non-operating expense		1,246
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)			1,927
Allowances for loan losses			161
Intangible assets		530	1,275
Deposits		29	4
Insurance contract liabilities			1
Other liabilities		₩ 530
COBI Co., Ltd.
Related Party Transactions [Abstract]
Interest income			183
Provision for credit loss	[1]		₩ 89
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Dongjo Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		₩ 2
Reversal for credit loss		31	₩ 2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)			116
Allowances for loan losses			1
Insurance contract liabilities		2
A-PRO Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		1
Insurance income		5
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2,201
Insurance contract liabilities		2
POSCO-KB Shipbuilding Fund
Related Party Transactions [Abstract]
Interest expense		81	3
Fee and commission income		490	257
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets			123
Dae-A Leisure Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		9	1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		1,229	466
Other liabilities		7	14
Paycoms Co., Ltd.
Related Party Transactions [Abstract]
Interest income		10	61
Insurance income		1
Gains on financial assets/liabilities at fair value through profit or loss		125
Provision for credit loss			32
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,032
Loans at amortied cost (Gross amount)			1,066
Allowances for loan losses			89
Other assets		1
Deposits		₩ 1
Faromancorporation Co., Ltd.
Related Party Transactions [Abstract]
Reversal for credit loss			₩ 345
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
Daesang Techlon Co., Ltd.
Related Party Transactions [Abstract]
Insurance income			₩ 1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits			₩ 2
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.
Big Dipper Co., Ltd.
Related Party Transactions [Abstract]
Reversal for credit loss		₩ 2
Provision for credit loss			₩ 2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		5	6
Deposits		182	473
Provisions			2
KB-KDBC New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		39	4
Fee and commission income		322
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		7,088	7,500
Other liabilities		3	4
KBTS Technology Venture Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		305
KB-SJ Tourism Venture Fund
Related Party Transactions [Abstract]
Fee and commission income		314
JLK INSPECTION Inc.
Related Party Transactions [Abstract]
Interest income		6
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		7,300
TESTIAN Inc.
Related Party Transactions [Abstract]
Interest income		4
Gains on financial assets/liabilities at fair value through profit or loss		83
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		615
Other assets		1
Rainist Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,504
Deposits		1
IWON ALLOY CO., LTD.
Related Party Transactions [Abstract]
Insurance income		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance contract liabilities		2
RMGP Bio-Pharma Investment Fund, L.P.
Related Party Transactions [Abstract]
Other non-operating income		10
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,051
Other assets		35
Hasys.
Related Party Transactions [Abstract]
Insurance income		4
Losses on financial assets/liabilities at fair value through profit or loss		136
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		5,864
Insurance contract liabilities		29
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		21
Fee and commission income		108
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		18,813
Other liabilities		7
Spark Biopharma, Inc.
Related Party Transactions [Abstract]
Interest expense		25
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		6,500
Deposits		2,630
Other liabilities		19
KB No.8 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income			75	₩ 74
Interest expense		17	36	35
Losses on financial assets/liabilities at fair value through profit or loss	[1]	₩ 2,330
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)	[1]		170	41
Reversal for credit loss	[1]			₩ 50
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)			2,296
Derivative financial assets			2,122
Deposits			2,339
Other liabilities			₩ 19
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.
KB No.9 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income			₩ 76	₩ 73
Interest expense		₩ 43	33	40
Fee and commission income				473
Gains on financial assets/liabilities at fair value through profit or loss		48
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)				1,665
Losses on financial assets/liabilities at fair value through profit or loss		2,256
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)			200	392
Reversal for credit loss				49
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,481
Loans at amortied cost (Gross amount)			2,356
Derivative financial assets			2,241
Deposits		2,275	2,309
Other liabilities		42	38
KB No.10 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income			48	17
Interest expense		30	24	8
Fee and commission income				175
Gains on financial assets/liabilities at fair value through profit or loss		121
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)				1,497
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)			103
Other non-operating income				5
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,025
Loans at amortied cost (Gross amount)			1,603
Derivative financial assets		1,659	1,930
Deposits		1,666	1,698
Other liabilities		11	10
KB No.11 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income			22	3
Interest expense		12
Fee and commission income			150
Gains on financial assets/liabilities at fair value through profit or loss		56
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)			711	₩ 16
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		737
Loans at amortied cost (Gross amount)			697
Derivative financial assets		873	846
Deposits		658	530
Other liabilities		2
Hyundai-Tongyang Agrifood Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		₩ 151	₩ 187
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
KB IGen Private Equity Fund No. 1
Related Party Transactions [Abstract]
Fee and commission income			₩ 1,266
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		₩ 148
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		116	94	₩ 22
Doosung Metal Co., Ltd.
Related Party Transactions [Abstract]
Interest income				₩ 1
Insurance income		1	1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		3
Insurance contract liabilities			1
Terra Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits			10
Jungdo Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		4	4
Jungdong Steel Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits			3
Bungaejanter. Inc.
Related Party Transactions [Abstract]
Interest income		₩ 60	31
Provision for credit loss			44
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)			425
Allowances for loan losses			₩ 36
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018. The amounts are not disclosed as the entity is excluded from the Group's related party as of December 31, 2018.
CARLIFE Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		₩ 2
COMPUTERLIFE Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		1
RMGP Bio-Pharma Investment, L.P.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		4
SKYDIGITAL INC
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		16
HEYBIT, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		250
Stratio, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		₩ 1,000
UAMCO., Ltd.
Related Party Transactions [Abstract]
Interest expense				₩ 1
Fee and commission income				5
United PF 1st Recovery Private Equity Fund
Related Party Transactions [Abstract]
Interest expense				₩ 1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
IMM Investment 5th PRIVATE EQUITY FUND
Related Party Transactions [Abstract]
Other non-operating expense				₩ 1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
HIMS Co., Ltd.
Related Party Transactions [Abstract]
Interest income				₩ 51
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party	[1]	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.	Excluded from the Group's related party as of December 31, 2018.
KB No.5 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income				₩ 68
Interest expense				19
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)				216
Reversal for credit loss				29
Other non-operating income				2
KB No.6 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income				55
Interest expense				14
Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)				65
Other non-operating expense				4
KB No.7 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest income				37
Interest expense				18
Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)				861
Other non-operating income				40
MJT&I Co., Ltd.
Related Party Transactions [Abstract]
Interest income				2
Key management
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans at amortied cost (Gross amount)		₩ 2,338	₩ 1,665
Other assets		2	2
Deposits		10,828	8,707
Insurance contract liabilities		1,092	809
Other liabilities		178	124
Retirement pension
Related Party Transactions [Abstract]
Interest expense		3	3	749
Fee and commission income		876	795	₩ 717
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		331	348
Other liabilities		₩ 25,238	₩ 10,056

[1]	Excluded from the Group's related party as of December 31, 2018.